Shareholders' equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Shareholders' equity

21. Shareholders' equity

21.1. Capital

The Company is authorized to increase capital by up to R$1,000,000, regardless of its Bylaws’ reform, following the Board of Directors’ decision.

Capital is solely represented by common shares and each of them corresponds to a vote in Shareholders’ Meeting decisions.

Board of Directors is the competent body to decide on issuances and will determine issuance conditions, subscription, payment form and deadline, price per share, placement form (public or private) and its distribution in Brazil and/or abroad.

At the criteria of the Board of Directors, the share issue may be made, without right of preference or with a reduction of the time frame addressed by article 171, §4 of Law 6404, dated December 15, 1976, as amended (“Corporation Law”) of shares and debentures that are convertible into shares or a subscription bonus, the flotation of which is made through a sale on the stock exchange or by public subscription, or even through an exchange for shares in a takeover bid, in the terms established in law, within the limits of the authorized capital.

Capital is represented by authorized, subscribed and fully paid-up shares with no par value and is divided as follows:

	December 31, 2020		December 31, 2019
	Shares	%	Shares	%
Founding shareholders	25,291,783	13.35%	26,982,764	14.24%
Stones Participações S.A.	21,580,000	11.39%	—	—
Morgan Stanley	13,417,368	7.10%	—	—
GIC Private Limited.	—	—	18,900,432	9.98%
Absolute Gestão de Investimentos Ltda	9,703,700	5.12%	—	—
Genesis Asset Managers	—	—	10,124,454	5.35%
BlackRock Inc.	—	—	9,950,316	5.25%
Treasury shares	13,715,737	7.24%	9,869,772	5.21%
Other	105,700,372	55.80%	113,581,222	59.97%
	189,408,960	100%	189,408,960	100%

Capital	645,447		645,447

Treasury shares

On March 9, 2020, the opening of a Company Share Buyback program was approved, aiming to maximize the generation of shareholder value through an efficient management of the capital structure, through the acquisition of common shares of its own issue, to remain in treasury, bonus or subsequent sale in the market, cancellation, without reducing the Company's capital, in compliance with the disposed of paragraph 1 of article 30 of the Corporation Law, and in the rules set forth in ICVM 567/2015 and may also serve the exercise of the restricted share programs and eventually stock option programs.

For this new Share Buyback program, the Company may, at its exclusive criteria and under of the terms of the Buyback Program, to acquire up to 8,100,000 (eight million and one hundred thousand) common shares, registered, book-entry and without par value, issued by the Company, corresponding to up to 4.28% of the total shares issued by the Company and up to 4.51% of the Outstanding Shares.

In the period ended December 31, 2020, the amount of treasury shares is R$ 299,856 (R$ 225,954 on December 31, 2019).

21.2. Capital reserves

The capital reserve is set up as follows:

	12/31/2020	12/31/2019
Goodwill in capital subscription (a)	1,222,025	1,222,025
Profit or Loss on the Sale of Treasury Shares	(4,592)	—
Stock option plan (Note 29)	32,278	39,737
Expenditures with issuance of shares (b)	(96,157)	(96,157)
	1,153,554	1,165,605
(a)

In compliance with 6,404/76, the issue price of the shares without par value may be allocated as part of the capital reserve. On September 26, 2019, based on the global offering of shares, there was a goodwill on capital subscription of R$682,454.

(b)	In conformity with Pronouncement IFRS 9 – Financial instruments, transaction costs incurred on funding through issuance of new shares were recorded separately as a reduction to shareholders' equity.

21.3. Legal reserve

It is formed of 5% of net income for the fiscal year, in conformity with article 193 of Law No. 6,404/76, up to the limit of 20% of the capital.

For the year ended December 31, 2020, pursuant to paragraph 1 of article 193 of Law 6404/76, the Company did not set up a legal reserve, as the capital reserve amount exceeded the percentage of 30% of capital.

21.4. Dividends

The Company's Bylaws establish a minimum dividend of 25%, calculated on annual net income, adjusted as provided for in article 202 of Law No. 6,404 / 1976.

For the years ended December 31, 2020, the company did not distribute dividends (R$ 20,000 on December 31, 2019).